Other Financial Assets and Financial Liabilities - Comparison of Carrying Amounts and Fair Value of Financial Instruments (Detail) - USD ($)	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Aug. 13, 2014
Financial assets-current
Cash and cash equivalents		$ 46,093,000	$ 48,231,000	$ 51,303,000	$ 68,863,000
Other current financial assets - at fair value through profit or loss			187,000
Trade receivables	$ 112,419,000	112,403,000	79,472,000
Other receivables		9,509,000	16,918,000
Due from related parties		13,354,000	12,573,000
Financial assets-non-current
Other non-current financial assets – available for sale		2,747,000	2,765,000
Other non-current financial assets – held to maturity			309,000
Total		184,106,000	160,455,000
Financial liabilities-current
Interest-bearing loans and borrowings		41,151,000	28,225,000
Other current financial liabilities - at fair value through profit or loss		139,000
Trade and other payables		28,850,000	30,023,000
Due to related parties		7,343,000	4,633,000
Financial lease liabilities		36,000	29,000
Financial liabilities-non-current
Financial lease liabilities		42,000	54,000
Total		77,560,000	62,964,000			$ 0
All other related parties [Member]
Financial liabilities-current
Due to related parties		5,805,000	3,096,000
Immediate Holding Company [Member]
Financial liabilities-current
Due to related parties		1,537,000	1,537,000
Fair value [Member]
Financial assets-current
Cash and cash equivalents		46,093,000	48,231,000
Other current financial assets - at fair value through profit or loss			187,000
Trade receivables		112,403,000	79,472,000
Other receivables		9,509,000	16,918,000
Due from related parties		13,354,000	12,573,000
Financial assets-non-current
Other non-current financial assets – available for sale		2,747,000	2,765,000
Other non-current financial assets – held to maturity			309,000
Total		184,106,000	160,455,000
Financial liabilities-current
Interest-bearing loans and borrowings		41,151,000	28,225,000
Other current financial liabilities - at fair value through profit or loss		139,000
Trade and other payables		28,850,000	30,023,000
Financial lease liabilities		36,000	29,000
Financial liabilities-non-current
Financial lease liabilities		42,000	54,000
Total		77,560,000	62,964,000
Fair value [Member] | All other related parties [Member]
Financial liabilities-current
Due to related parties		5,805,000	3,096,000
Fair value [Member] | Immediate Holding Company [Member]
Financial liabilities-current
Due to related parties		$ 1,537,000	$ 1,537,000